Redeemable Convertible Preferred Stock (Details 1) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Beginning balance	$ 137,177	$ 138,562
Decrease in fair value	(7,110)	(1,385)
Ending balance	$ 130,067	$ 137,177